Long-term debt - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 2,630
2026	912
2027	94
2028	0
2029	0
Total minimum lease payments	3,636
Less imputed interest	(385)
Total	$ 3,251